SHORT-TERM INVESTMENTS (Narrative) (Details) - Guaranteed investment certificates [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term investments [Line Items]
Short-term investments	$ 52,500,000	$ 5,000,000
Accrued interest	$ 1,270,674	$ 64,904
Weighted average interest rate of short term investments	4.83%	5.15%